Provisions - Summary of Provisions (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) contract	Dec. 31, 2021 EUR (€) contract
Provisions
Other provisions at beginning of period	€ 1,230,174	€ 711,724
Additions	1,039,508	1,071,574
Reversals	(446,145)	(438)
Usage	(622,265)	(575,502)
Unwinding of discount	2,092	2,026
Acquisition of a subsidiary		18,000
Currency translation effect	96,279	2,790
Other provisions at end of period	1,299,644	1,230,174
Noncurrent	143,949	140,869
Current	1,155,696	1,089,305
Total other provisions	1,299,644	1,230,174
Provision for payment of patent licensing fees	€ 49,000	€ 432,000
Number of contracts with negative margin | contract	1	2
Warranties
Provisions
Other provisions at beginning of period	€ 656,994	€ 575,940
Additions	930,990	639,263
Reversals	(34,729)	(438)
Usage	(622,265)	(575,502)
Acquisition of a subsidiary		18,000
Currency translation effect	66,649	(269)
Other provisions at end of period	997,639	656,994
Current	997,639	656,994
Total other provisions	997,639	656,994
Asset Retirement Obligation
Provisions
Other provisions at beginning of period	140,869	135,784
Unwinding of discount	2,092	2,026
Currency translation effect	987	3,059
Other provisions at end of period	143,949	140,869
Noncurrent	143,949	140,869
Total other provisions	143,949	140,869
Other
Provisions
Other provisions at beginning of period	432,311
Additions	108,518	432,311
Reversals	(411,416)
Currency translation effect	28,643
Other provisions at end of period	158,056	432,311
Current	158,056	432,311
Total other provisions	€ 158,056	€ 432,311